Net gain (loss) on financial instruments designated at fair value through profit or loss(IAS39)	12 Months Ended
Dec. 31, 2019
Net gain (loss) on financial instruments designated at fair value through profit or loss(IAS39) [Abstract]
Net gain (loss) on financial instruments designated at fair value through profit or loss(IAS39)

37.	Net gain (loss) on financial instruments designated at fair value through profit or loss (IAS39)

Net gain (loss) on financial instruments designated at fair value through profit or loss for the year ended December 31, 2017 were as follows:

	2017
Financial assets designated at fair value through profit or loss:
Other securities:
Gain on valuation	~~W~~	13,020
Debt securities:
Gain (loss) on valuation		(65,475)
Gain on sale and redemption		11,673

		(53,802)

Equity securities:
Dividend income		51
Loss on valuation		(78,633)
Gain on sale		5,622

		(72,960)

Financial liabilities designated at fair value through profit or loss:
Other securities:
Gain (loss) on valuation		—
Loss on disposal and redemption		(43)

		(43)
Borrowings:
Gain (loss) on valuation		(100,685)
Loss on disposal and redemption		(845,356)

		(946,041)

	~~W~~	(1,059,826)